Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Segment Reporting Information [Line Items]
Net revenues	$ 3,578,682	$ 3,096,491	$ 2,447,430
Operating cost and expenses:
Cost of revenues	(1,588,899)	(1,376,269)	(1,065,740)
Selling and marketing	(445,259)	(384,287)	(324,249)
General and administrative	(1,145,521)	(1,034,028)	(794,482)
Total operating cost and expenses	(3,179,679)	(2,794,584)	(2,184,471)
Gain on disposal of a subsidiary		3,627
Operating income (loss)	399,003	305,534	262,959
Total assets	6,556,885	4,646,559	3,977,712
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,578,682	3,096,491	2,447,430
Operating cost and expenses:
Cost of revenues	(1,588,899)	(1,376,269)	(1,065,740)
Selling and marketing	(421,472)	(357,398)	(293,400)
General and administrative	(908,474)	(824,508)	(613,328)
Total operating cost and expenses	(3,179,679)	(2,794,584)	(2,184,471)
Gain on disposal of a subsidiary		3,627
Operating income (loss)	399,003	305,534	262,959
Total assets	4,977,630	3,345,228	2,743,195
Corporate, Non-Segment [Member]
Operating cost and expenses:
Total operating cost and expenses	(260,834)	(236,409)	(212,003)
Total assets	1,579,255	1,301,331	1,234,517
K-12 AST Test Preparation and Other Courses [Member]
Operating cost and expenses:
Total assets	3,588,900	2,226,344	1,898,504
K-12 AST Test Preparation and Other Courses [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,040,741	2,605,829	2,022,978
Operating cost and expenses:
Cost of revenues	(1,304,239)	(1,128,355)	(869,012)
Selling and marketing	(218,739)	(212,170)	(193,851)
General and administrative	(729,125)	(675,315)	(504,985)
Total operating cost and expenses	(2,252,103)	(2,015,840)	(1,567,848)
Operating income (loss)	788,638	589,989	455,130
Total assets	3,588,900	2,226,344	1,898,504
Others [Member]
Operating cost and expenses:
Total assets	1,388,730	1,118,884	844,691
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	537,941	490,662	424,452
Operating cost and expenses:
Cost of revenues	(284,660)	(247,914)	(196,728)
Selling and marketing	(202,733)	(145,228)	(99,549)
General and administrative	(179,349)	(149,193)	(108,343)
Total operating cost and expenses	(666,742)	(542,335)	(404,620)
Operating income (loss)	(128,801)	(51,673)	19,832
Total assets	$ 1,388,730	$ 1,118,884	$ 844,691